Share Based Compensation - Schedule of Stock-Based Expense Recognized in the Financial Statements for Services (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Stock-Based Expense Recognized in the Financial Statements for Services [Line Items]
Stock-based compensation expense	$ 4,208	$ 1,389	$ 3,024	$ 1,551
Research and Development [Member]
Schedule of Stock-Based Expense Recognized in the Financial Statements for Services [Line Items]
Stock-based compensation expense	2,693	536
Sales and Marketing [Member]
Schedule of Stock-Based Expense Recognized in the Financial Statements for Services [Line Items]
Stock-based compensation expense	93	226
General and Administrative [Member]
Schedule of Stock-Based Expense Recognized in the Financial Statements for Services [Line Items]
Stock-based compensation expense	$ 1,422	$ 627